GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, beginning of the year	$ 48,941	$ 55,127
Impairment of Goodwill (see notes 1f and 2g)	(758)	(528)
Foreign currency translation adjustments	(1,430)	(5,658)
Goodwill, end of year	$ 46,753	$ 48,941